T. ROWE PRICE GROWTH STOCK ETF

March 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 12.1%
Entertainment 3.1%
Activision Blizzard	2,228	191
Netflix (1)	1,271	439
Sea, ADR (1)	3,670	317
Spotify Technology (1)	2,536	339
		1,286
Interactive Media & Services 8.1%
Alphabet, Class A (1)	17,566	1,822
Alphabet, Class C (1)	5,608	583
Match Group (1)	2,913	112
Meta Platforms, Class A (1)	3,161	670
Pinterest, Class A (1)	8,447	231
		3,418
Media 0.5%
Trade Desk, Class A (1)	3,353	204
		204
Wireless Telecommunication Services 0.4%
T-Mobile US (1)	1,270	184
		184
Total Communication Services		5,092
CONSUMER DISCRETIONARY 16.5%
Automobile Components 0.1%
Mobileye Global, Class A (1)	552	24
		24
Automobiles 4.7%
Ferrari NV	3,867	1,048
Rivian Automotive, Class A (1)	26,586	412
Tesla (1)	2,470	512
		1,972
Broadline Retail 5.7%
Amazon.com (1)	21,448	2,215
Coupang, Class A (1)	12,483	200
		2,415
Hotels Restaurants & Leisure 3.7%
Booking Holdings (1)	141	374
Chipotle Mexican Grill (1)	222	379
Expedia Group (1)	1,777	173
Las Vegas Sands (1)	7,155	411
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Wynn Resorts (1)	2,154	241
		1,578
Leisure Products 0.2%
Peloton Interactive, Class A (1)	8,032	91
		91
Specialty Retail 1.8%
Floor & Decor Holdings, Class A (1)	1,766	174
Ross Stores	5,572	591
		765
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica (1)	342	124
		124
Total Consumer Discretionary		6,969
CONSUMER STAPLES 1.8%
Beverages 0.5%
Constellation Brands, Class A	970	219
		219
Household Products 0.7%
Procter & Gamble	2,050	305
		305
Personal Care Products 0.6%
Estee Lauder, Class A	999	246
		246
Total Consumer Staples		770
FINANCIALS 8.7%
Financial Services 7.9%
Fiserv (1)	5,970	675
Global Payments	1,025	108
Mastercard, Class A	3,202	1,163
Visa, Class A	6,213	1,401
		3,347
Insurance 0.8%
Chubb	1,642	319
		319
Total Financials		3,666
HEALTH CARE 13.1%
Biotechnology 1.0%
Argenx SE, ADR (1)	627	234
Vertex Pharmaceuticals (1)	600	189
		423
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 2.5%
Align Technology (1)	355	119
Insulet (1)	267	85
Intuitive Surgical (1)	2,204	563
Stryker	939	268
		1,035
Health Care Providers & Services 6.2%
Cigna	1,151	294
HCA Healthcare	1,165	307
Humana	921	447
McKesson	540	193
UnitedHealth Group	2,929	1,384
		2,625
Life Sciences Tools & Services 1.1%
Avantor (1)	6,993	148
Danaher	1,224	308
		456
Pharmaceuticals 2.3%
AstraZeneca, ADR	1,527	106
Eli Lilly	2,111	725
Zoetis	878	146
		977
Total Health Care		5,516
INDUSTRIALS & BUSINESS SERVICES 4.3%
Aerospace & Defense 1.0%
Boeing (1)	2,016	428
		428
Air Freight & Logistics 0.5%
FedEx	947	216
		216
Commercial Services & Supplies 0.3%
Cintas	257	119
		119
Ground Transportation 0.5%
Old Dominion Freight Line	665	227
		227
Industrial Conglomerates 1.3%
Roper Technologies	1,198	528
		528
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 0.7%
TransUnion	4,231	263
Verisk Analytics	56	11
		274
Total Industrials & Business Services		1,792
INFORMATION TECHNOLOGY 41.9%
Electronic Equipment, Instruments & Components 1.6%
Teledyne Technologies (1)	1,464	655
		655
IT Services 0.9%
Accenture, Class A	660	189
MongoDB (1)	323	75
Shopify, Class A	2,300	110
		374
Semiconductors & Semiconductor Equipment 9.5%
Advanced Micro Devices (1)	7,979	782
ASML Holding NV	1,385	943
Lam Research	516	273
Marvell Technology	4,280	185
NVIDIA	6,594	1,832
		4,015
Software 19.7%
Atlassian, Class A (1)	674	115
Black Knight (1)	202	12
Ceridian HCM Holding (1)	2,366	173
HashiCorp, Class A (1)	381	11
Intuit	2,362	1,053
Microsoft	19,687	5,676
Monday.com (1)	337	48
Salesforce.com (1)	2,951	590
SentinelOne, Class A (1)	474	8
ServiceNow (1)	1,338	622
		8,308
Technology Hardware, Storage & Peripherals 10.2%
Apple	26,142	4,311
		4,311
Total Information Technology		17,663
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 0.7%
Chemicals 0.7%
Linde	845	300
Total Materials		300
Total Miscellaneous Common Stocks 0.5% (2)		198
Total Common Stocks (Cost $40,913)		41,966
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.70% (3)	165,370	165
Total Short-Term Investments (Cost $165)		165
Total Investments in Securities 100.0% of Net Assets (Cost $41,078)		$42,131
Other Assets Less Liabilities (0.0%)		(18)
Net Assets 100.0%		$42,113

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price  Growth Stock ETF (the fund)is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH STOCK ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  2  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF788-054Q1
03/2023